Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Cash equivalents	$ 0		$ 0		$ 0
Provisions for doubtful accounts			0		$ 0
Bad debt expense	0	$ 0	$ 0	$ 0
Antidilutive shares			6,150,000	6,150,000	6,150,000	7,950,000
Lease revenue	6,000	12,000	$ 30,000	$ 36,000	$ 48,000	$ 44,000
Cost of services	3,315	8,412	31,127	26,802	34,320	26,685
Depreciation expense	$ 3,475	$ 6,711	17,375	20,134	26,845	23,969
Change in related-party payables			$ 504,430	$ 42,564	$ 85,185	$ 38,100